Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	14 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000111283
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		7.40%		3.70%		2.93%
C000111284
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent		11.05%		4.03%		2.76%
C000111287
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		29.83%		11.37%		11.51%
C000111288
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent		34.41%		11.72%		11.32%
Without Sales Load [Member] | C000111283
Average Annual Return [Line Items]
Average Annual Return, Percent		12.73%		4.71%		3.43%
Without Sales Load [Member] | C000111284
Average Annual Return [Line Items]
Average Annual Return, Percent		12.05%		4.03%		2.76%
Without Sales Load [Member] | C000111285
Average Annual Return [Line Items]
Average Annual Return, Percent		13.14%		5.08%		3.79%
Without Sales Load [Member] | C000111286
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%		4.65%		3.40%
Without Sales Load [Member] | C000111287
Average Annual Return [Line Items]
Average Annual Return, Percent		36.31%		12.47%		12.05%
Without Sales Load [Member] | C000111288
Average Annual Return [Line Items]
Average Annual Return, Percent		35.41%		11.72%		11.32%
Without Sales Load [Member] | C000111289
Average Annual Return [Line Items]
Average Annual Return, Percent		36.54%		12.78%		12.39%
Without Sales Load [Member] | C000111290
Average Annual Return [Line Items]
Average Annual Return, Percent		36.00%		12.37%		11.98%
Without Sales Load [Member] | C000109813
Average Annual Return [Line Items]
Average Annual Return, Percent		22.07%		7.64%		6.80%
Without Sales Load [Member] | C000109812
Average Annual Return [Line Items]
Average Annual Return, Percent		21.97%		7.54%		6.69%
Without Sales Load [Member] | C000253515
Average Annual Return [Line Items]
Average Annual Return, Percent		21.72%	15.03%
Without Sales Load [Member] | C000167155
Average Annual Return [Line Items]
Average Annual Return, Percent		26.95%		13.55%	8.68%
Without Sales Load [Member] | C000167154
Average Annual Return [Line Items]
Average Annual Return, Percent		26.84%		13.43%	8.56%
Without Sales Load [Member] | C000253516
Average Annual Return [Line Items]
Average Annual Return, Percent		26.53%	22.35%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent		14.41%		11.50%		9.36%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent		14.41%		11.50%		9.36%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent		14.41%		11.50%		9.36%
Russell 2000® Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent		14.41%		11.50%		9.36%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent		18.81%		8.94%		9.65%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent		18.81%		8.94%		9.65%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent		18.81%		8.94%		9.65%
Russell 2000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent		18.81%		8.94%		9.65%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent		23.99%		7.43%		7.99%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent		23.99%		7.43%		7.99%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent		23.99%	23.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%		(0.24%)		1.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%		16.74%		14.08%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent		5.05%		12.65%		8.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%		(0.24%)		1.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%		16.74%		14.08%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent		5.05%		12.65%		8.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%		(0.24%)		1.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%		16.74%		14.08%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent		5.05%		12.65%		8.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%		(0.24%)		1.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%		16.74%		14.08%
Russell 2000® Financial Services Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Average Annual Return, Percent		5.05%		12.65%		8.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%		(0.24%)		1.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%		16.74%		14.08%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%		(0.24%)		1.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%		16.74%		14.08%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%		(0.24%)		1.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%		16.74%		14.08%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.16%		(0.24%)		1.90%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%		16.74%		14.08%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent		24.72%		8.25%		8.01%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent		24.72%		8.25%		8.01%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent		24.72%	22.36%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent		23.99%		7.43%	8.86%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent		24.72%		8.25%	8.94%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent		23.99%		7.43%	8.86%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent		24.72%		8.25%	8.94%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Average Annual Return, Percent		23.99%	23.76%
Morningstar EM Net Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar EM Net Return USD Index
Average Annual Return, Percent		24.72%	22.36%